Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Of Financial Position [Abstract]
Common stock, par value	$ 10	$ 10
Common stock, shares authorized	26,000,000	26,000,000
Common stock, shares issued	12,588,156	12,560,716